CASH AND CASH EQUIVALENTS (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash and cash equivalents
- Cash on hand	$ 1	¥ 5	¥ 71
- Cash at bank	4,439	32,204	31,154
- Short-term deposits			470
Cash and cash equivalents	$ 4,440	¥ 32,209	¥ 31,695